Offerings - Offering: 1	May 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	11,851,000
Proposed Maximum Offering Price per Unit	13.12
Maximum Aggregate Offering Price	$ 155,485,120
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,805
Offering Note

(1) In accordance with Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of Class A common stock, $0.001 par value per share (“Class A Common Stock”), of Zeta Global Holdings Corp. that become issuable under the Zeta Global Holdings Corp. 2021 Incentive Award Plan (the “Plan”) by reason of any stock dividend, stock split, or similar transaction.

(2) Represents an additional 11,851,000 shares of Class A Common Stock estimated to become available for issuance under the Plan pursuant to the provisions of the Plan that provide for an automatic annual increase in the number of shares of Common Stock available for issuance thereunder and that may otherwise become issuable under the Plan pursuant to its terms (and estimated solely for the purposes of the calculations herein).

(3) Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is based upon the average of the high and low prices per share of Class A Common Stock as reported on the New York Stock Exchange on May 7, 2025.